LB SERIES FUND, INC.
                        Supplement to Prospectus Dated
                                 May 1, 2001
        Relating to the High Yield Portfolio and the Income Portfolio


The paragraph under the heading "High Yield Portfolio" on Page 10 of the prospectus is deleted and replaced with the following paragraph:

Paul J. Ocenasek, Assistant Vice President of Lutheran Brotherhood, and Mark
L. Simenstad, Vice President of Lutheran Brotherhood, serve as co-portfolio managers of the High Yield Portfolio. Mr. Ocenasek has served as co-portfolio manager since June 2001, and he also serves as co-portfolio manager of Lutheran Brotherhood High Yield Fund. Mr. Ocenasek has been with Lutheran Brotherhood since 1987, and has served as a fixed-income analyst from 1987 to 1993 and a portfolio manager since 1997. Mr. Simenstad has served as co-portfolio manager since January 2001, and he also serves as co-portfolio manager of the Income Portfolio and Lutheran Brotherhood High Yield Fund. Mr. Simenstad has been the manager of Lutheran Brotherhood's Mutual Fund Bond Department since 1999. He served as a portfolio manager with Investment Advisors, Inc., from 1993 to 1996, and chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

The paragraph under the heading "Income Portfolio" on Page 10 of the prospectus is deleted and replaced with the following paragraph:

Michael G. Landreville, Assistant Vice President of Lutheran Brotherhood, and Mark L. Simenstad, Vice President of Lutheran Brotherhood, serve as co-portfolio managers of the Income Portfolio. Mr. Landreville has served as co-portfolio manager since June 2001, and he also serves as portfolio manager of Lutheran Brotherhood Income Fund and Lutheran Brotherhood Limited Maturity Bond Fund. Mr. Landreville has been with Lutheran Brotherhood since 1983, and has served as associate portfolio manager from 1987 through 1997 and a portfolio manager since 1998. Mr. Simenstad has served as portfolio manager from 1999 until June 2001, and as co-portfolio manager since June 2001. He also serves as co-portfolio manager of the High Yield Portfolio and Lutheran Brotherhood High Yield Fund. Mr. Simenstad has been the manager of Lutheran Brotherhood's Mutual Fund Bond Department since 1999. He served as a portfolio manager with Investment Advisors, Inc., from 1993 to 1996, and Chief Investment Officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

June 8, 2001

               PLEASE INCLUDE THIS SUPPLEMENT WITH YOUR PROSPECTUS